Annual Operating Expenses - FidelityEquityMarketNeutralFund-AMCIZPro - FidelityEquityMarketNeutralFund-AMCIZPro - Fidelity Equity Market Neutral Fund	Apr. 01, 2025
Fidelity Advisor Equity Market Neutral Fund - Class Z
Operating Expenses:
Management fee	0.95%
Distribution and/or Service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	2.99%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.09%	[1]
Fidelity Advisor Equity Market Neutral Fund - Class I
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.04%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.14%	[1]
Fidelity Advisor Equity Market Neutral Fund - Class M
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.54%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.64%	[1]
Fidelity Advisor Equity Market Neutral Fund - Class A
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	3.29%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.39%	[1]
Fidelity Advisor Equity Market Neutral Fund - Class C
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	2.00%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	4.04%	[1]
Fee waiver and/or expense reimbursement	1.90%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	2.14%	[1]

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.35%, 1.60%, 2.10%, 1.10%, and 1.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2026. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.